ORGANIZATION AND PRINCIPAL ACTIVITIES - Risks in relation to VIE structure (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Variable Interest Entity
Total current assets	¥ 2,248,780		¥ 2,958,548		$ 316,732
Total assets	4,512,131		5,267,643		635,519
Total current liabilities	1,101,274		1,668,668		155,111
Total liabilities	2,007,621		2,582,722		$ 282,767
Revenues	2,495,322		4,142,862	¥ 6,250,109
Net loss	(212,117)	$ (29,877)	(288,308)	137,803
Net cash (used in)/provided by operating activities	298,674	42,067	(787,643)	(232,435)
Net cash (used in)/provided by investing activities	54,718	7,706	(42,258)	(1,069,289)
Net cash provided by/(used in) financing activities	(295,038)	$ (41,555)	289,198	551,077
Variable Interest Entities
Variable Interest Entity
Total current assets	1,349,289		2,045,609
Total non-current assets	768,206		790,027
Total assets	2,117,495		2,835,636
Total current liabilities	997,118		1,521,807
Total non-current liabilities	574,991		484,496
Total liabilities	1,572,109		2,006,303
Revenues	993,074		2,536,863	5,219,560
Net loss	(137,242)		(1,282)	(61,184)
Variable Interest Entities | Correction of error
Variable Interest Entity
Net cash (used in)/provided by operating activities	594,263		(226,419)	(295,860)
Net cash (used in)/provided by investing activities	55,329		(26,610)	(71,916)
Net cash provided by/(used in) financing activities	¥ (117,273)		¥ 445,570	¥ 32,024